Leases Supplemental Cash Flow (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating Lease, Payments	$ 90
Finance Lease, Principal Payments	21
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	21
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 52